CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Common Stock	Additional Paid-In Capital USD ($)	Retained Deficit USD ($)	Note Receivable from Shareholder USD ($)	Accumulated Other Comprehensive Loss USD ($)	Noncontrolling interests - Nonredeemable USD ($)
Balance at Dec. 31, 2008	$ 629,172		$ 629,220	$ (5,336)	$ (250)	$ (6,670)	$ 12,208
Balance (in shares) at Dec. 31, 2008		1,000
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(8,861)			(9,550)			689
Unrealized gain on interest rate swap agreement, net of tax	1,938					1,938
Share of equity investee's other comprehensive loss, net of tax	(137)					(137)
Stock-based compensation	962		962
Sale of interest in a subsidiary	250		96				154
Payment of note receivable from shareholder	25				25
Equity contribution in joint venture	800						800
Cash distributions	(2,142)						(2,142)
Balance at Dec. 31, 2009	622,007		630,278	(14,886)	(225)	(4,869)	11,709
Balance (in shares) at Dec. 31, 2009		1,000
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(114,797)			(115,488)			691
Unrealized gain on interest rate swap agreement, net of tax	1,679					1,679
Share of equity investee's other comprehensive loss, net of tax	(201)					(201)
Issuance of limited liability company interests	156		156
Deconsolidation of a noncontrolling interest	(78)						(78)
Purchase of a noncontrolling interest in a joint venture			(475)				475
Stock-based compensation	1,030		1,030
Payment of note receivable from shareholder	50				50
Equity contribution in joint venture	608						608
Cash distributions	(2,246)						(2,246)
Balance at Dec. 31, 2010	508,208		630,989	(130,374)	(175)	(3,391)	11,159
Balance (in shares) at Dec. 31, 2010	1,000	1,000
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(350,674)			(353,441)			2,767
Unrealized gain on interest rate swap agreement, net of tax	2,428					2,428
Foreign currency translation loss	(4,882)					(4,265)	(617)
Cash contribution of equity	3		3
Deconsolidation of a noncontrolling interest	49						49
Equity issuance related to MDLLC acquisition	16,250		16,250
Equity issuance related to MDLLC acquisition (in shares)		25
Fair value of noncontrolling interest acquired in connection with MDLLC acquisition	7,750						7,750
Reversal of other comprehensive income of previously held equity investment	338					338
Stock-based compensation	1,461		1,461
Payment of note receivable from shareholder	50				50
Cash distributions	(3,687)						(3,687)
Balance at Dec. 31, 2011	$ 177,294		$ 648,703	$ (483,815)	$ (125)	$ (4,890)	$ 17,421
Balance (in shares) at Dec. 31, 2011	1,025	1,025